Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

Derivative financial instruments are recorded at fair value in other assets and other liabilities on the Consolidated Statements of Financial Condition. The Company's policy is to present its derivative assets and derivative liabilities on the Consolidated Statement of Financial Condition on a gross basis, even when provisions allowing for set-off are in place. However, for derivative contracts cleared through certain central clearing parties, variation margin payments are recognized as settlements. We are exposed to non-performance risk by the counterparties to our various derivative financial instruments. A majority of our derivatives are centrally cleared through a Central Counterparty Clearing House or consist of residential mortgage interest rate lock commitments further limiting our exposure to non-performance risk. We believe that the non-performance risk inherent in our remaining derivative contracts is minimal based on credit standards and the collateral provisions of the derivative agreements.

Derivatives not designated as hedging instruments: We maintain a derivative portfolio of interest rate swaps, futures and forward commitments used to manage exposure to changes in interest rates, MSR asset values and to meet the needs of customers. We also enter into interest rate lock commitments, which are commitments to originate mortgage loans whereby the interest rate on the loan is determined prior to funding and the customers have locked into that interest rate. Market risk on interest rate lock commitments and mortgage LHFS is managed using corresponding forward sale commitments. Changes in fair value of derivatives not designated as hedging instruments are recognized in the Consolidated Statements of Income.

Derivatives designated as hedging instruments: We have designated certain interest rate swaps as cash flow hedges of certain interest rate payments of our variable-rate FHLB advances.

Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income (loss) on the Consolidated Statement of Financial Condition and reclassified into interest expense in the same period in which the hedge transaction is recognized in earnings. At December 31, 2017, we had $2 million (net-of-tax) of unrealized gains on derivatives classified as cash flow hedges recorded in accumulated other comprehensive income (loss), compared to $1 million of unrealized gains at December 31, 2016. The estimated amount to be reclassified from other comprehensive income into earnings during the next 12 months represents $2 million of losses (net-of-tax).

Derivatives that are designated in hedging relationships are assessed for effectiveness using regression analysis at inception and throughout the hedge period. All hedge relationships were and are expected to be highly effective as of December 31, 2017. Cash flows and the profit impact associated with designated hedges are reported in the same category as the underlying hedged item.

The following table presents the notional amount, estimated fair value and maturity of our derivative financial instruments:

	December 31, 2017 (1)
	Notional Amount	Fair Value (2)	Expiration Dates
	(Dollars in millions)
Derivatives designated as hedging instruments:
Liabilities
Interest rate swaps on FHLB advances	$830	$1	2023-2026
Derivatives not designated as hedging instruments:
Assets
Futures	$1,597	$—	2018-2022
Mortgage-backed securities forwards	2,646	4	2018
Rate lock commitments	3,629	24	2018
Interest rate swaps and swaptions	1,441	11	2018-2048
Total derivative assets	$9,313	$39
Liabilities
Futures	$209	$—	2018-2021
Mortgage-backed securities forwards	3,197	6	2018
Rate lock commitments	214	—	2018
Interest rate swaps	617	4	2018-2027
Total derivative liabilities	$4,237	$10

	December 31, 2016
	Notional Amount	Fair Value (2)	Expiration Dates
	(Dollars in millions)
Derivatives designated as hedging instruments:
Assets
Interest rate swaps on FHLB advances	$600	$20	2023-2026
Liabilities
Interest rate swaps on FHLB advances	$230	$1	2025-2026
Derivatives not designated as hedging instruments:
Assets
Futures	$4,621	$2	2017-2020
Mortgage-backed securities forwards	3,776	43	2017
Rate lock commitments	3,517	24	2017
Interest rate swaps and swaptions	2,231	35	2017-2033
Total derivative assets	$14,145	$104
Liabilities
Futures	$134	$—	2017
Mortgage-backed securities forwards	1,893	11	2017
Rate lock commitments	598	6	2017
Interest rate swaps	1,129	37	2017-2047
Total derivative liabilities	$3,754	$54

(1)
At December 31, 2017, variation margin pledged to or received from a Central Counterparty Clearing House to cover the prior day’s fair value of open positions is considered settlement of the derivative position for accounting purposes. At December 31, 2016, variation margin was not recognized as settlement.

(2)	Derivative assets and liabilities are included in other assets and other liabilities on the Consolidated Statements of Financial Condition, respectively.

The following tables present the derivatives subject to a master netting arrangement, including the cash pledged as collateral:

		Gross Amounts Netted in the Statement of Financial Position	Net Amount Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amount			Financial Instruments	Cash Collateral
	(Dollars in millions)
December 31, 2017
Derivatives designated as hedging instruments:
Liabilities
Interest rate swaps on FHLB advances (1)	$1	$—	$1	$—	$17

Derivatives not designated as hedging instruments:
Assets
Mortgage-backed securities forwards	$4	$—	$4	$—	$8
Interest rate swaps and swaptions (1)	11	—	11	—	10
Total derivative assets	$15	$—	$15	$—	$18
Liabilities
Futures	$—	$—	$—	$—	$2
Mortgage-backed securities forwards	6	—	6	—	2
Interest rate swaps (1)	4	—	4	—	5
Total derivative liabilities	$10	$—	$10	$—	$9

December 31, 2016
Derivatives designated as hedging instruments:
Assets
Interest rate swaps on FHLB advances (1)	$20	$1	$19	$—	$—
Liabilities
Interest rate swaps on FHLB advances (1)	$1	$1	$—	$—	$33

Derivatives not designated as hedging instruments:
Assets
Futures	$2	$—	$2	$—	$—
Mortgage-backed securities forwards	43	—	43	—	44
Interest rate swaps and swaptions (1)	35	—	35	—	30
Total derivative assets	$80	$—	$80	$—	$74
Liabilities
Futures	$—	$—	$—	$—	$1
Mortgage-backed securities forwards	11	—	11	—	—
Interest rate swaps (1)	37	—	37	—	20
Total derivative liabilities	$48	$—	$48	$—	$21

(1)
At December 31, 2017, variation margin pledged to or received from a Central Counterparty Clearing House to cover the prior day’s fair value of open positions is considered settlement of the derivative position for accounting purposes. At December 31, 2016, variation margin was not recognized as settlement and we had an additional $15 million in variation margin in excess of the amounts disclosed above.

At December 31, 2017, we pledged a total of $26 million related to derivative financial instruments, consisting of $7 million of cash collateral on derivative liabilities and $19 million of maintenance margin on centrally cleared derivatives and had an obligation to return cash of $18 million on derivative assets. We pledged a total of $54 million related to derivative financial instruments, consisting of $4 million of cash collateral on derivative liabilities and $50 million of maintenance margin on centrally cleared derivatives and had an obligation to return cash of $74 million on derivative assets at December 31, 2016. We pledged a total of $41 million related to derivative financial instruments, consisting of $11 million of cash collateral on derivative liabilities and $30 million of maintenance margin on centrally cleared derivatives and had an obligation to return cash of $14 million on derivative assets at December 31, 2015. Within the Consolidated Statements of Financial Condition, the collateral related to derivative activity is included in other assets and other liabilities and the cash pledged as maintenance margin is restricted and included in other assets.

The following table presents the net gain (loss) recognized in income on derivative instruments, net of the impact of offsetting positions:

		For the Years Ended December 31,
		2017	2016	2015
		(Dollars in millions)
Derivatives not designated as hedging instruments:	Location of Gain/(Loss)
Futures	Net return (loss) on mortgage servicing rights	$(1)	$—	$6
Interest rate swaps and swaptions	Net return (loss) on mortgage servicing rights	(11)	(5)	(2)
Mortgage-backed securities forwards	Net return (loss) on mortgage servicing rights	4	5	1
Rate lock commitments and forward agency and loan sales	Net gain (loss) on loan sales	(34)	26	9
Forward commitments	Other noninterest income	—	(2)	(2)
Interest rate swaps (1)	Other noninterest income	2	4	2
Total derivative (loss) gain		$(40)	$28	$14

(1)	Includes customer-initiated commercial interest rate swaps.